OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING LEASES
Schedule of components of lease expenses

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Operating lease expenses	182,591	200,017	160,155
Short-term lease expenses	4,424	8,299	5,646
Total	187,015	208,316	165,801

Schedule of supplemental balance sheet information related to operating leases

	As of December 31,
	2024	2025
	RMB	RMB
	(In thousands)
Right-of-use assets, net	302,856	161,452

Operating lease liabilities, current	180,782	94,016
Operating lease liabilities, non-current	121,345	64,027
Total operating lease liabilities	302,127	158,043

	As of December 31,
	2024	2025
Weighted average remaining lease term (in years)	2.15	2.24
Weighted average discount rate	4.78%	4.39%

Schedule of supplemental cash flow information related to operating leases

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	184,101	188,137	162,421

Schedule of maturities of operating lease liabilities

Amount
RMB
(In thousands)
For the year ended December 31,
2026	95,961
2027	41,788
2028	16,665
2029	8,847
2030	2,788
Thereafter	—
Total undiscounted lease payments	166,049
Less: imputed interest	(8,006)
Total operating lease liabilities	158,043